Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual amounts of financial instruments with off-balance-sheet risk
The contractual amounts of financial instruments with off-balance sheet risk at year end were as follows:

	2014		2013
Financial instruments whose contract amounts represent credit risk:	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate

Commitments to extend credit	$12,730,638	$3,637,932	$3,488,489	$2,207,100
Unused lines of credit	2,033,981	59,063,070	1,709,053	48,309,595
Standby letters of credit	7,557,070	—	7,842,859	—